Long-term Debt - Debt matures (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long-term Debt, Fiscal Year Maturity [Abstract]
2022	$ 120
2023	8
2024	2
Total	$ 130	$ 2,724